Treasury risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	€ (541)	€ (411)
Bonds and other loans	(30,902)	(31,402)
Lease liabilities	(1,649)	(1,939)
Lease liabilities	(1,408)	(1,649)
Other financial liabilities	(421)	(363)
Other financial liabilities	(418)	(277)
Trade payables, accruals and other liabilities	(17,334)	(14,442)
Deferred consideration	(189)	(226)
Total non-derivative financial liabilities	(51,036)	(48,783)
Derivative financial liabilities	(860)	(168)
Derivative & Non-derivative financial liabilities	(51,896)	(48,951)
Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(519)	(402)
Bonds and other loans	(26,512)	(27,621)
Lease liabilities	(1,408)	(1,649)
Other financial liabilities	(418)	(277)
Trade payables, accruals and other liabilities	(17,334)	(14,442)
Deferred consideration	(180)	(196)
Total non-derivative financial liabilities	(46,371)	(44,587)
Derivative financial liabilities	(784)	(235)
Derivative & Non-derivative financial liabilities	(47,155)	(44,822)
Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	540	2,439
Derivative contracts – payments	(1,137)	(2,469)
Interest rate derivatives | Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(529)	(121)
Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	8,244	7,471
Derivative contracts – payments	(8,469)	(7,608)
Foreign exchange derivatives | Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(217)	(113)
Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(38)	(1)
Commodity derivatives | Carrying amount
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(38)	(1)
Due within 1 year
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(529)	(389)
Bonds and other loans	(5,220)	(6,759)
Lease liabilities	(397)	(426)
Other financial liabilities	(104)	(106)
Trade payables, accruals and other liabilities	(17,166)	(14,319)
Deferred consideration	(79)	(57)
Total non-derivative financial liabilities	(23,495)	(22,056)
Derivative financial liabilities	(310)	(131)
Derivative & Non-derivative financial liabilities	(23,805)	(22,187)
Due within 1 year | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	59	815
Derivative contracts – payments	(106)	(811)
Due within 1 year | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	8,244	7,371
Derivative contracts – payments	(8,469)	(7,505)
Due within 1 year | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(38)	(1)
Due between 1 and 2 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(5)	(1)
Bonds and other loans	(3,102)	(2,944)
Lease liabilities	(320)	(345)
Other financial liabilities	(27)	(33)
Trade payables, accruals and other liabilities	(74)	(48)
Deferred consideration	(96)	(69)
Total non-derivative financial liabilities	(3,624)	(3,440)
Derivative financial liabilities	(100)	15
Derivative & Non-derivative financial liabilities	(3,724)	(3,425)
Due between 1 and 2 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	59	56
Derivative contracts – payments	(159)	(38)
Due between 1 and 2 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	100
Derivative contracts – payments	0	(103)
Due between 1 and 2 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	0	(14)
Bonds and other loans	(3,494)	(2,942)
Lease liabilities	(245)	(276)
Other financial liabilities	(290)	(25)
Trade payables, accruals and other liabilities	(28)	(20)
Deferred consideration	(14)	(91)
Total non-derivative financial liabilities	(4,071)	(3,368)
Derivative financial liabilities	(83)	(7)
Derivative & Non-derivative financial liabilities	(4,154)	(3,375)
Due between 2 and 3 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	59	492
Derivative contracts – payments	(142)	(499)
Due between 2 and 3 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	0	0
Bonds and other loans	(2,369)	(3,382)
Lease liabilities	(196)	(228)
Other financial liabilities	0	(199)
Trade payables, accruals and other liabilities	(16)	(12)
Deferred consideration	0	(9)
Total non-derivative financial liabilities	(2,581)	(3,830)
Derivative financial liabilities	(74)	6
Derivative & Non-derivative financial liabilities	(2,655)	(3,824)
Due between 3 and 4 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	59	45
Derivative contracts – payments	(133)	(39)
Due between 3 and 4 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	0	0
Bonds and other loans	(2,541)	(1,786)
Lease liabilities	(144)	(176)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(12)	(10)
Deferred consideration	0	0
Total non-derivative financial liabilities	(2,697)	(1,972)
Derivative financial liabilities	(59)	6
Derivative & Non-derivative financial liabilities	(2,756)	(1,966)
Due between 4 and 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	55	45
Derivative contracts – payments	(114)	(39)
Due between 4 and 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(7)	(7)
Bonds and other loans	(14,176)	(13,589)
Lease liabilities	(347)	(488)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(38)	(33)
Deferred consideration	0	0
Total non-derivative financial liabilities	(14,568)	(14,117)
Derivative financial liabilities	(234)	(57)
Derivative & Non-derivative financial liabilities	(14,802)	(14,174)
Due after 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	249	986
Derivative contracts – payments	(483)	(1,043)
Due after 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	€ 0	€ 0